Finance result - Summary of Financial Result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance result
Income from financial investments	R$ 2,263	R$ 18,443	R$ 11,633
Changes in fair value of financial investments (a)	17,111	28,886	4,322
Changes in fair value of derivative instruments (b)	16,147	18,599	19,839
Foreign exchange gains	1,930	1,745	138
Interest income	4,721	1,042
Other	3,039	3,332	686
Finance income	45,211	72,047	36,618
Changes in fair value of derivative instruments (b)	(15,585)	(18,126)	(19,180)
Changes in accounts payable to selling shareholders (Note 17)	(20,330)	(89,403)	(130,378)
Interest in acquisition of investments (c)	(68,379)	(42,206)	(9,781)
Financial discounts granted	(2,248)	(3,343)	(1,911)
Foreign exchange loss	(1,742)	(2,300)	(34,573)
Interest in lease liabilities	(3,036)	(1,489)
Interest on loans and financing	(19,862)	(1,002)
Other	(10,831)	(12,986)	(2,972)
Finance costs	(142,013)	(170,855)	(198,795)
Finance result	R$ (96,802)	R$ (98,808)	R$ (162,177)